Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 25, 2012
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 25, 2012
Prospectus Date	rr_ProspectusDate	Jan 30, 2012

THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary): | THE HARTFORD GROWTH ALLOCATION FUND
The Hartford Growth Allocation Fund

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD GROWTH ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Growth Allocation Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks its goal through investment in a combination of domestic and international equity funds, and generally with a small portion of assets in multi-asset and fixed income funds.  It does this by investing in a combination of other Hartford Mutual Funds — the Underlying Funds — as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions, the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments in the Underlying Funds to achieve approximately 80% of assets in equity funds and approximately 20% of assets in fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The equity component will be comprised of domestic and international equity funds while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality that Wellington Management believes will provide the most favorable outlook for achieving the Fund ’ s investment goal. The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk -

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary): | THE HARTFORD GROWTH ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Growth Allocation Fund
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD GROWTH ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Growth Allocation Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks its goal through investment in a combination of domestic and international equity funds, and generally with a small portion of assets in multi-asset and fixed income funds.  It does this by investing in a combination of other Hartford Mutual Funds — the Underlying Funds — as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions, the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments in the Underlying Funds to achieve approximately 80% of assets in equity funds and approximately 20% of assets in fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The equity component will be comprised of domestic and international equity funds while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality that Wellington Management believes will provide the most favorable outlook for achieving the Fund ’ s investment goal. The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

SupplementTextBlock1	ck0001006415_Supplementtextblock1

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Risk, Heading	rr_RiskHeading	Underlying Fund Risk -
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

THE HARTFORD GROWTH ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRAAX
THE HARTFORD GROWTH ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRABX
THE HARTFORD GROWTH ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRACX
THE HARTFORD GROWTH ALLOCATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRAIX
THE HARTFORD GROWTH ALLOCATION FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRARX
THE HARTFORD GROWTH ALLOCATION FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRASX
THE HARTFORD GROWTH ALLOCATION FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRATX

THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary): | THE HARTFORD BALANCED ALLOCATION FUND
The Hartford Balanced Allocation Fund

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD BALANCED ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Balanced Allocation Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks its goal through investment in a combination of domestic and international equity, multi-asset, and fixed income funds. It does this by investing in a combination of other Hartford Mutual Funds — the Underlying Funds — as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy. Under normal market conditions, the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments in the Underlying Funds to achieve approximately 55% of assets in equity funds and approximately 45% of assets in fixed income funds, although these percentages will increase or decrease from time to time by up to 10%. The equity component will be comprised of domestic and international equity funds while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal. The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk -

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary): | THE HARTFORD BALANCED ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Balanced Allocation Fund
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD BALANCED ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Balanced Allocation Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks its goal through investment in a combination of domestic and international equity, multi-asset, and fixed income funds. It does this by investing in a combination of other Hartford Mutual Funds — the Underlying Funds — as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy. Under normal market conditions, the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments in the Underlying Funds to achieve approximately 55% of assets in equity funds and approximately 45% of assets in fixed income funds, although these percentages will increase or decrease from time to time by up to 10%. The equity component will be comprised of domestic and international equity funds while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal. The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

SupplementTextBlock1	ck0001006415_Supplementtextblock1

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Risk, Heading	rr_RiskHeading	Underlying Fund Risk -
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

THE HARTFORD BALANCED ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBAAX
THE HARTFORD BALANCED ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBABX
THE HARTFORD BALANCED ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBACX
THE HARTFORD BALANCED ALLOCATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBAIX
THE HARTFORD BALANCED ALLOCATION FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBARX
THE HARTFORD BALANCED ALLOCATION FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBASX
THE HARTFORD BALANCED ALLOCATION FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBATX

THE HARTFORD TARGET RETIREMENT 2010 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2010 FUND
The Hartford Target Retirement 2010 Fund

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2010 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2010 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.

The Fund is designed for investors who plan to retire close to the year 2010, and who desire an asset-allocated portfolio that becomes increasingly more conservative for approximately 15 years after retirement. The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy as selected by the sub-adviser, Wellington Management Company, LLP (“Wellington Management”).  After the Fund’s target retirement date, the Fund’s portfolio allocation to fixed income securities and fixed income funds increases.  Under normal market conditions, Wellington Management adjusts the Fund’s investments to achieve approximately 42% of assets in equity securities and equity funds and approximately 58% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  After its target retirement date (2010), the Fund will gradually reach its most conservative allocation of approximately 28% in equity securitiesand equity funds and 72% in fixed income securities and fixed income funds, approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk -

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
THE HARTFORD TARGET RETIREMENT 2010 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2010 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Target Retirement 2010 Fund
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2010 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2010 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed for investors who plan to retire close to the year 2010, and who desire an asset-allocated portfolio that becomes increasingly more conservative for approximately 15 years after retirement. The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy as selected by the sub-adviser, Wellington Management Company, LLP (“Wellington Management”).  After the Fund’s target retirement date, the Fund’s portfolio allocation to fixed income securities and fixed income funds increases.  Under normal market conditions, Wellington Management adjusts the Fund’s investments to achieve approximately 42% of assets in equity securities and equity funds and approximately 58% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  After its target retirement date (2010), the Fund will gradually reach its most conservative allocation of approximately 28% in equity securitiesand equity funds and 72% in fixed income securities and fixed income funds, approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

SupplementTextBlock1	ck0001006415_Supplementtextblock1

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Risk, Heading	rr_RiskHeading	Underlying Fund Risk -
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

THE HARTFORD TARGET RETIREMENT 2010 FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTTAX
THE HARTFORD TARGET RETIREMENT 2010 FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTTYX
THE HARTFORD TARGET RETIREMENT 2010 FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTTRX
THE HARTFORD TARGET RETIREMENT 2010 FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTTSX
THE HARTFORD TARGET RETIREMENT 2010 FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTTTX

THE HARTFORD TARGET RETIREMENT 2020 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2020 FUND
The Hartford Target Retirement 2020 Fund

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2020 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2020 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.

The Fund is designed for investors who plan to retire close to the year 2020, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 56% of assets in equity securities and equity funds and approximately 44% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2020) the Fund’s investments are expected to be approximately 44% in equity securities and equity fundsand approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2020), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk -

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
THE HARTFORD TARGET RETIREMENT 2020 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2020 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Target Retirement 2020 Fund
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2020 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2020 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed for investors who plan to retire close to the year 2020, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 56% of assets in equity securities and equity funds and approximately 44% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2020) the Fund’s investments are expected to be approximately 44% in equity securities and equity fundsand approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2020), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

SupplementTextBlock1	ck0001006415_Supplementtextblock1

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Risk, Heading	rr_RiskHeading	Underlying Fund Risk -
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

THE HARTFORD TARGET RETIREMENT 2020 FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTWAX
THE HARTFORD TARGET RETIREMENT 2020 FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTWYX
THE HARTFORD TARGET RETIREMENT 2020 FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTWRX
THE HARTFORD TARGET RETIREMENT 2020 FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTWSX
THE HARTFORD TARGET RETIREMENT 2020 FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTWTX

THE HARTFORD TARGET RETIREMENT 2030 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2030 FUND
The Hartford Target Retirement 2030 Fund

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2030 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2030 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.

The Fund is designed for investors who plan to retire close to the year 2030, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 70% of assets in equity securities and equity funds and approximately 30% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2030) the Fund’s investments are expected to be approximately 44% in equity securities and equity fundsand approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2030), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk -

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
THE HARTFORD TARGET RETIREMENT 2030 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Target Retirement 2030 Fund
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2030 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2030 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed for investors who plan to retire close to the year 2030, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 70% of assets in equity securities and equity funds and approximately 30% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2030) the Fund’s investments are expected to be approximately 44% in equity securities and equity fundsand approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2030), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

SupplementTextBlock1	ck0001006415_Supplementtextblock1

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Risk, Heading	rr_RiskHeading	Underlying Fund Risk -
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

THE HARTFORD TARGET RETIREMENT 2030 FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTHAX
THE HARTFORD TARGET RETIREMENT 2030 FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTHYX
THE HARTFORD TARGET RETIREMENT 2030 FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTHRX
THE HARTFORD TARGET RETIREMENT 2030 FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTHSX
THE HARTFORD TARGET RETIREMENT 2030 FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTHTX

THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary): | THE HARTFORD CONSERVATIVE ALLOCATION FUND
The Hartford Conservative Allocation Fund

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD CONSERVATIVE ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Conservative Allocation Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks its goal through investment in a combination of funds, primarily made up of fixed income funds, and generally with a smaller allocation to equity and multi-asset funds.  The equity and multi-asset fund allocation is intended to add diversification and enhance returns.  It does this by investing in a combination of other Hartford Mutual Funds — the Underlying Funds — as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions, the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments in the Underlying Funds to achieve approximately 30% of assets in equity funds and approximately 70% of assets in fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The equity component will be comprised of domestic and international equity funds while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality that WellingtonManagement believes will provide the most favorable outlook for achieving the Fund’s investment goal. The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk -

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary): | THE HARTFORD CONSERVATIVE ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Conservative Allocation Fund
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD CONSERVATIVE ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Conservative Allocation Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks its goal through investment in a combination of funds, primarily made up of fixed income funds, and generally with a smaller allocation to equity and multi-asset funds.  The equity and multi-asset fund allocation is intended to add diversification and enhance returns.  It does this by investing in a combination of other Hartford Mutual Funds — the Underlying Funds — as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions, the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments in the Underlying Funds to achieve approximately 30% of assets in equity funds and approximately 70% of assets in fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The equity component will be comprised of domestic and international equity funds while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality that WellingtonManagement believes will provide the most favorable outlook for achieving the Fund’s investment goal. The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

SupplementTextBlock1	ck0001006415_Supplementtextblock1

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Risk, Heading	rr_RiskHeading	Underlying Fund Risk -
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVAX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVBX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVCX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVIX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVRX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVSX
THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVTX

THE HARTFORD TARGET RETIREMENT 2015 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2015 FUND
The Hartford Target Retirement 2015 Fund

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2015 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2015 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.

The Fund is designed for investors who plan to retire close to the year 2015, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy. Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 49% of assets in equity securities and equity funds and approximately 51% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2015) the Fund’s investments areexpected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2015), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk -

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
THE HARTFORD TARGET RETIREMENT 2015 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2015 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Target Retirement 2015 Fund
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2015 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2015 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed for investors who plan to retire close to the year 2015, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy. Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 49% of assets in equity securities and equity funds and approximately 51% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2015) the Fund’s investments areexpected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2015), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

SupplementTextBlock1	ck0001006415_Supplementtextblock1

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Risk, Heading	rr_RiskHeading	Underlying Fund Risk -
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

THE HARTFORD TARGET RETIREMENT 2015 FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTJRX
THE HARTFORD TARGET RETIREMENT 2015 FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTJSX
THE HARTFORD TARGET RETIREMENT 2015 FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTJTX

THE HARTFORD TARGET RETIREMENT 2025 FUND(Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2025 FUND
The Hartford Target Retirement 2025 Fund

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2025 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2025 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.

The Fund is designed for investors who plan to retire close to the year 2025, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 63% of assets in equity securities and equity funds and approximately 37% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2025) the Fund’s investments are expected to be approximately 44% in equity securities and equity fundsand approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2025), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk -

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
THE HARTFORD TARGET RETIREMENT 2025 FUND(Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2025 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Target Retirement 2025 Fund
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2025 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2025 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed for investors who plan to retire close to the year 2025, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 63% of assets in equity securities and equity funds and approximately 37% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2025) the Fund’s investments are expected to be approximately 44% in equity securities and equity fundsand approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2025), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

SupplementTextBlock1	ck0001006415_Supplementtextblock1

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Risk, Heading	rr_RiskHeading	Underlying Fund Risk -
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

THE HARTFORD TARGET RETIREMENT 2025 FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTKRX
THE HARTFORD TARGET RETIREMENT 2025 FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTKSX
THE HARTFORD TARGET RETIREMENT 2025 FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTKTX

THE HARTFORD TARGET RETIREMENT 2035 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2035 FUND
The Hartford Target Retirement 2035 Fund

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2035 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2035 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.

The Fund is designed for investors who plan to retire close to the year 2035, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2035) the Fund’s investments are expected to be approximately 44% in equity securities and equity fundsand approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2035), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk -

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
THE HARTFORD TARGET RETIREMENT 2035 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2035 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Target Retirement 2035 Fund
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2035 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2035 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed for investors who plan to retire close to the year 2035, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2035) the Fund’s investments are expected to be approximately 44% in equity securities and equity fundsand approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2035), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

SupplementTextBlock1	ck0001006415_Supplementtextblock1

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Risk, Heading	rr_RiskHeading	Underlying Fund Risk -
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

THE HARTFORD TARGET RETIREMENT 2035 FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTLRX
THE HARTFORD TARGET RETIREMENT 2035 FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTLSX
THE HARTFORD TARGET RETIREMENT 2035 FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTLTX

THE HARTFORD TARGET RETIREMENT 2040 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2040 FUND
The Hartford Target Retirement 2040 Fund

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2040 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2040 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.

The Fund is designed for investors who plan to retire close to the year 2040, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy. Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2040) the Fund’s investments are expected to be approximately 44% in equity securities and equity fundsand approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2040), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk -

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
THE HARTFORD TARGET RETIREMENT 2040 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Target Retirement 2040 Fund
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2040 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2040 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed for investors who plan to retire close to the year 2040, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy. Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2040) the Fund’s investments are expected to be approximately 44% in equity securities and equity fundsand approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2040), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

SupplementTextBlock1	ck0001006415_Supplementtextblock1

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Risk, Heading	rr_RiskHeading	Underlying Fund Risk -
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

THE HARTFORD TARGET RETIREMENT 2040 FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTMRX
THE HARTFORD TARGET RETIREMENT 2040 FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTMSX
THE HARTFORD TARGET RETIREMENT 2040 FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTMTX

THE HARTFORD TARGET RETIREMENT 2045 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2045 FUND
The Hartford Target Retirement 2045 Fund

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2045 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2045 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.

The Fund is designed for investors who plan to retire close to the year 2045, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2045) the Fund’s investments are expected to be approximately 44% in equity securities and equity fundsand approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2045), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk -

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
THE HARTFORD TARGET RETIREMENT 2045 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2045 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Target Retirement 2045 Fund
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2045 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2045 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed for investors who plan to retire close to the year 2045, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2045) the Fund’s investments are expected to be approximately 44% in equity securities and equity fundsand approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2045), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

SupplementTextBlock1	ck0001006415_Supplementtextblock1

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Risk, Heading	rr_RiskHeading	Underlying Fund Risk -
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

THE HARTFORD TARGET RETIREMENT 2045 FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNRX
THE HARTFORD TARGET RETIREMENT 2045 FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNSX
THE HARTFORD TARGET RETIREMENT 2045 FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNTX

THE HARTFORD TARGET RETIREMENT 2050 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2050 FUND
The Hartford Target Retirement 2050 Fund

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2050 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2050 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.

The Fund is designed for investors who plan to retire close to the year 2050, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2050) the Fund’s investments areexpected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2050), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk -

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
THE HARTFORD TARGET RETIREMENT 2050 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Target Retirement 2050 Fund
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2050 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2050 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
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The Fund is designed for investors who plan to retire close to the year 2050, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2050) the Fund’s investments areexpected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2050), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

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2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Risk, Heading	rr_RiskHeading	Underlying Fund Risk -
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The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

THE HARTFORD TARGET RETIREMENT 2050 FUND | Class R3
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Trading Symbol	dei_TradingSymbol	HTPRX
THE HARTFORD TARGET RETIREMENT 2050 FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTPSX
THE HARTFORD TARGET RETIREMENT 2050 FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTPTX